Non-financial assets and liabilities - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 1,106	$ 1,357
Additions	900	158
Disposals	0	(9)
Exchange differences	(1)	2
Depreciation charge	(303)	(402)
Ending Balance	1,702	1,106
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	8,755
Ending Balance	9,648	8,755
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(7,649)
Ending Balance	(7,946)	(7,649)
Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	208	457
Additions	746	38
Disposals	0	0
Exchange differences	(226)	(6)
Depreciation charge	(176)	(281)
Ending Balance	552	208
Plant and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	6,067
Ending Balance	6,586	6,067
Plant and Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(5,859)
Ending Balance	(6,034)	(5,859)
Office Furniture and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	752	803
Additions	0	0
Disposals	0	(2)
Exchange differences	224	(8)
Depreciation charge	(37)	(41)
Ending Balance	939	752
Office Furniture and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,044
Ending Balance	2,266	2,044
Office Furniture and Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(1,292)
Ending Balance	(1,327)	(1,292)
Computer Hardware and Software
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	146	97
Additions	154	120
Disposals	0	(7)
Exchange differences	1	16
Depreciation charge	(90)	(80)
Ending Balance	211	146
Computer Hardware and Software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	644
Ending Balance	796	644
Computer Hardware and Software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(498)
Ending Balance	$ (585)	$ (498)